SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2023
SEGMENT REPORTING
Summary information by segment for the years
	For the six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Revenue from course fees	$7,664,887	-
Revenue from Sino-foreign Jointly Managed Academic Programs	-	$2,147,608
Revenue from Technological Consulting Services for Smart Campus Solutions	413,673	166,641
Revenue from Overseas Study Consulting Services	-	329,678
Revenue from tailored job readiness training services	944,944	93,483
Total revenue	$9,023,504	$2,737,410